Fair Value of Financial Instruments Measured On A Recurring Basis (Details) - One Energy Enterprises Inc [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 06, 2023
Liabilities, fair value disclosure					$ 546,750
Sponsor loan derivative liability – related party	$ (183,150)	$ 0	$ (363,600)	$ 0
Fair Value, Inputs, Level 3 [Member]
Sponsor loan derivative liability – related party	$ 183,150